CONSIDERATION RECEIVABLE (Narrative) (Details) $ in Thousands, ¥ in Billions	1 Months Ended
	Jan. 31, 2016 USD ($)	Jan. 31, 2016 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Consideration receivable						$ 200,685
Installment amount received	$ 200,685	¥ 1.3	$ 123,498	¥ 0.8